Ownership, Nature of Business - Revenue Recognition (Details) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 12, 2018 USD ($)	Dec. 31, 2018 item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Segments
Number of operating segments | item			2
Revenues:
Revenues	$ 18,980
Finance Receivable And Credit Service Fees
Revenues:
Revenues	15,394
Check Cashing And Card Fees
Revenues:
Revenues	$ 3,586
Predecessor
Revenues:
Revenues		$ 327,258		$ 364,067	$ 402,329
Predecessor | Finance Receivable And Credit Service Fees
Revenues:
Revenues		260,776
Predecessor | Check Cashing And Card Fees
Revenues:
Revenues		$ 66,482